Advances to Suppliers and Other	12 Months Ended
Dec. 31, 2023
Advances to Suppliers and Other [Abstract]
ADVANCES TO SUPPLIERS AND OTHER

NOTE 5 – ADVANCES TO SUPPLIERS AND OTHER

Advances to suppliers and other as of December 31, 2023 and 2022 consisted of the following:

	2023	2022
Advance to suppliers	$1,747,551	$515,137
Advance payment for potential factory lease	1,000,000	4,201,354
Total	2,747,551	4,716,491

As of December 31, 2023, there was an advance payment in the amount of $1,000,000, which was related to a potential long-term lease of customized factory for the purpose of expanding business in the energy storage industry.

As of December 31, 2022, there was $4,201,354 included in advances to suppliers, which was relating to potential oversea land purchase for the purpose of expanding business in North America. The advance was paid to a third-party company, who signed an agreement with the Company to seek the suitable land on the Company’s behalf. If the third-party company fails to locate the land that meet the Company’s requirements within 180 days of the signed date of the agreement, the agreement terminates, and the third-party company will return the $4.2 million advance received from the Company. As of December 31, 2023, the full amount related to the potential land purchase was returned to the Company.